Note 9 - Discontinued Operations (Details Textual) $ in Thousands	Aug. 19, 2020 USD ($)
Discontinued operations [member]
Statement Line Items [Line Items]
Discontinued operations, cash and cash equivalents	$ 38,957
Nanobank [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	42.00%